Subsequent Events	12 Months Ended
Jul. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Except as disclosed elsewhere herein, below are the Company’s subsequent events.

On September 6, 2022, the Company entered in an agreement with Mountain View Office Park LLC for office space at Mountain View Office Park, Building 820, Suite 200, in Ewing, New Jersey. The lease is estimated to commence on January 1, 2023 and expire on December 31, 2025, with an option to renew for one additional three-year term. Estimated future commitments for fixed rental payments total $0.3 million.

On October 2, 2022, the Company’s Board of Directors authorized a restructuring plan (the “Restructuring Plan”) that is designed to prioritize clinical activities in melanoma to reduce operating expenses while advancing our lead product candidate, TAVO™-EP, toward near-term data milestones in connection with the KEYNOTE-695 clinical trial. As part of the Restructuring Plan, the Company restructured its internal operations and reduced its workforce by approximately 45%, or approximately 18 employees.

The Company currently estimates that it will incur charges of approximately $750,000 to $800,000 in connection with the Restructuring Plan, consisting primarily of cash expenditures for employee transition, notice period and severance payments, retention bonus payments, and related costs as well as non-cash expenses related to vesting of share-based awards. The Company expects that the majority of the restructuring charges will be incurred in the fourth calendar quarter of 2022 and first calendar quarter of 2023, and that the execution of the Restructuring Plan will be substantially complete by the second calendar quarter of 2023.

The charges that the Company expects to incur in connection with the Restructuring Plan are estimates and subject to a number of assumptions, and actual results may differ materially. The foregoing estimated amounts do not include any non-cash charges associated with stock-based compensation. The Company expects to operationalize additional cost reduction actions that will include other incremental cost reduction actions unrelated to workforce reductions.

Reverse Stock Split

The Board of Directors of the Company approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock at a ratio of 1-for-22 (the “Reverse Stock Split”). The Reverse Stock Split became effective on November 9, 2022 (the “Effective Date”). All share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares were also proportionately adjusted and the par value remained un affected.